Revenue	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Revenue
23.	Revenue

The Company’s revenue is solely from contracts with customers and is comprised of revenue from the sale of cannabis. Cannabis revenue is comprised of sales to Provincial boards that sell cannabis through their respective distribution models, sales to licensed producers for further processing, and sales to medical customers.

	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Provincial boards	55,315	13,386	—
Medical	32	24	—
Licensed producers	17,974	53,517	—
Gross revenue (1)	73,321	66,927	—
(1)

The Company had four major customers each with revenue in excess of 10% of total cannabis revenue. Sales to major customers totaled $43.9 million for the year ended December 31, 2020 (December 31, 2019 – four major customers with sales of $40.7 million). Only one major customer had sales exceeding 10% of total cannabis revenue for both periods.

The following table disaggregates revenue by form for the periods noted:

	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Revenue from dried flower	51,424	58,246	—
Revenue from vapes	18,447	504	—
Revenue from oil	3,145	8,177	—
Revenue from edibles	263	—	—
Revenue from concentrates	42	—	—
Gross revenue	73,321	66,927	—

The Company has recognized the following receivables from contracts with customers:

	December 31, 2020	December 31, 2019	December 31, 2018
Receivables, included in 'trade receivables' (note 7)	15,786	20,281	209

Receivables from contracts with customers are typically settled within 30 days. As at December 31, 2020, an impairment reversal of $0.5 million (December 31, 2019 - $0.6 million loss) has been recognized on receivables from contracts with customers (note 30).